Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 8 - EARNINGS PER SHARE

Basic net income (loss) per share was computed using the weighted-average number of shares of common stock outstanding during the period. The following summarized the earnings per share:

	March 31, 2016	March 31, 2015
Weighted average number of shares	4,483,174	4,884,624

Net income (loss)	$(103,012)	$(45,637)

Net income (loss) per share	$(0.02)	$(0.01)

NOTE 9 - EARNINGS PER SHARE

Basic net income (loss) per share was computed using the weighted-average number of shares of common stock outstanding during the period. The following summarized the earnings per share:

	December 31, 2015	December 31, 2014
Weighted average number of shares	4,469,863	9,973,587

Net income (loss)	$(353,923)	$120,648

Net income (loss) per share	$(0.08)	$0.01